Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Financial Information

NOTE 13 – CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 follows:

(Dollars in thousands)	2013	2012
CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$598	$388
Investment in subsidiary bank	51,596	51,858
Securities available-for-sale	128	69
Other assets	192	207

TOTAL ASSETS	$52,514	$52,522

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$103	$69
Total shareholders’ equity	52,411	52,453

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$52,514	$52,522

(Dollars in thousands)	2013	2012	2011
CONDENSED STATEMENTS OF INCOME
Interest on securities	$2	$2	$1
Dividends from subsidiary	2,400	2,000	2,300

Total income	2,402	2,002	2,301
Operating expenses	356	354	336

Income before taxes and undistributed equity income of subsidiary	2,046	1,648	1,965
Income tax benefit	(121)	(120)	(115)
Equity earnings in subsidiary, net of dividends	3,073	2,779	1,607

NET INCOME	$5,240	$4,547	$3,687

COMPREHENSIVE INCOME	$1,920	$4,981	$4,244

(Dollars in thousands)	2013	2012	2011
CONDENSED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$5,240	$4,547	$3,687
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends	(3,073)	(2,779)	(1,607)
Change in other assets, liabilities	42	49	48

Net cash provided by operating activities	2,209	1,817	2,128

Cash flows from investing activities:
Purchase of investment securities	(37)	—	—

Net cash used in investing activities	(37)	—	—

Cash flows from financing activities:
Cash dividends paid	(1,970)	(1,969)	(1,969)
Cash received from exercise of stock options	8	5	—

Net cash used in financing activities	(1,962)	(1,964)	(1,969)

Increase (decrease) in cash	210	(147)	159
Cash at beginning of year	388	535	376

Cash at end of year	$598	$388	$535